Income and other taxes - Schedule of Components of Income and Other Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
(Loss) income from operations before taxes	$ (309,224)	$ 320,333
Canadian federal and provincial income tax rates	27.00%	27.00%
Income tax expense at statutory rates	$ (83,490)	$ 86,490
Benefit not recorded on impairment losses	227,498	93,772
Change in accruals for tax audits and settlement of income tax and customs assessments (Note 9)	67,352	(951)
Effects of different foreign statutory tax rates	40,141	18,054
Change due to foreign exchange	29,894	(11,430)
Withholding and other taxes	29,423	26,956
Losses and tax bases for which no tax benefit has been recorded	26,479	18,707
Benefit of optional tax incentives	(21,625)	(13,281)
Non-deductible expenditures	11,340	32,029
Change in income tax rates	(8,884)	0
Future withholding tax	(2,699)	29,548
Change in non-taxable portions of gains	807	(2,345)
Amounts under provided for in prior years	1,193	1,196
Income tax expense	317,429	278,745
Current income tax, withholding and other taxes	319,726	290,081
Deferred income tax expense/(recovery)	$ (2,297)	$ (11,336)